General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended											3 Months Ended	12 Months Ended
	Feb. 10, 2017	Jan. 09, 2017	Sep. 28, 2015	Feb. 10, 2017	Feb. 03, 2017	Jan. 31, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Jun. 30, 2015	Oct. 31, 2014	Feb. 28, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 20, 2012	Mar. 31, 2017
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage																			2.00%
Changes in ownership of consolidated subsidiaries, net																$ (6)	$ 94	$ 44
Income Tax Effects Allocated Directly to Equity, Other																6
WPZ Merger Agreement [Member]
General and Description Of Business [Abstract]
Termination Fee			$ 428
Maximum Reduction Of Quarterly Incentive Distributions			$ 209
Basis Of Presentation [Abstract]
Reduction in incentive distribution rights payment									$ 10	$ 209	$ 209
Canada Dropdown [Member]
Basis Of Presentation [Abstract]
Proceeds from Divestiture of Businesses														$ 56	$ 31
Number Of Limited Partner Units Received1														25,577,521
Payments for Previous Acquisition													$ 56
Reduction in incentive distribution rights payment													$ 2
Financial Repositioning [Member] | Subsequent Event [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction		277,000			59,000,000	289,000,000
Payments to Acquire Limited Partnership Interests	$ 50					$ 10
Sale of Stock, Price Per Share					$ 36.08586
Noncontrolling Interest [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net																(18)	254	137
Capital in excess of par value [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net																$ 12	(160)	(73)
Gulfstream Natural Gas System, L.L.C.[Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																50.00%
Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																62.00%
Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																50.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																69.00%
Caiman Energy II [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																58.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																60.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																50.00%
Williams Partners L.P. [Member]
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage														2.00%
Williams Partners L.P. [Member] | Financial Repositioning [Member] | Subsequent Event [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				74.00%
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage						2.00%
Williams Partners L.P. [Member] | General and Limited Partner [Member]
General and Description Of Business [Abstract]
Master limited partnership ownership percentage																60.00%
Williams Partners [Member]
General and Description Of Business [Abstract]
Number Of Interstate Natural Gas Pipelines																2
Basis Of Presentation [Abstract]
Goodwill																$ 47	$ 47	$ 1,120
Williams Partners [Member] | Private Placement [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction								6,975,446
Payments to Acquire Limited Partnership Interests								$ 250
Williams Partners [Member] | Dividend Reinvestment Program [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction							7,891,414
Payments to Acquire Limited Partnership Interests							$ 250
Sale of Stock, Consideration Received on Transaction							$ 260
Williams Partners [Member] | Equity Distribution Agreement [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction																3,273,601
Sale of Stock, Consideration Received on Transaction																$ 115
Williams Partners [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																50.00%
Williams Partners [Member] | Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																62.00%
Basis Of Presentation [Abstract]
Reduction in incentive distribution rights payment												$ 2
Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																50.00%
Williams Partners [Member] | Delaware Basin Gas Gathering System [Member] | Subsequent Event [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																				50.00%
Williams Partners [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																69.00%
Williams Partners [Member] | Caiman Energy II [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																58.00%
Williams Partners [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																60.00%
Williams Partners [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																50.00%
Williams Partners [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest																41.00%
Williams Partners [Member] | Appalachia Midstream Services, LLC [Member] | Subsequent Event [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																				66.00%
Williams Partners [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage																41.00%